Research and Development Expense (Details) - Schedule of research and development expense - CHF (SFr)	6 Months Ended		12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Schedule Of Research And Development Expense Abstract
Pre-clinical projects			SFr 587,019	SFr 242,617	SFr 182,346
Clinical projects			2,957,752	476,972	993,085
Product and process development			1,100,453	614,744	481,453
Employee benefits and expenses			1,897,155	1,120,814	1,373,543
Lease expenses from short-term lease				34,147	26,057
Patents and trademarks			465,587	246,592	168,367
Regulatory projects			354,507	110,612	80,347
Impairment intangible assets			1,529,929
Depreciation tangible assets			46,635	16,481	20,083
Total research and development expense	SFr 3,563,883	SFr 3,393,710	SFr 8,939,037	SFr 2,862,979	SFr 3,325,281